Schedule of Authorized And Issued Common Stock And Preferred Stock (Detail) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Stockholders Equity Note [Line Items]
Common stock shares authorized	125,000,000	125,000,000
Common stock par value	$ 0.001	$ 0.001
Common stock shares issued	26,085,274	22,115,916
Preferred stock shares authorized		3,000,000
Preferred stock par value
Preferred stock shares issued		0
Predecessor
Stockholders Equity Note [Line Items]
Common stock shares authorized			125,000,000
Common stock par value			$ 0.100
Common stock shares issued			47,121,304
Preferred stock shares authorized			3,000,000
Preferred stock par value
Preferred stock shares issued			0